UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual report
John Hancock
Investors Trust
Closed-end fixed income
Ticker: JHI
April 30, 2021

A message to shareholders
Dear shareholders,
While stocks rebounded from the multiple challenges faced in 2020 to post gains for the 6 months ended April 30, 2021, the results in the bond market have been much more mixed. Overall, the bond markets saw a sharp increase in yields and a steeper yield curve during the period. The generally positive news flow pressured U.S. Treasuries by raising the prospect of inflation and causing investors to question whether the U.S. Federal Reserve would need to begin hiking interest rates sooner than expected. The credit-oriented segments of the market—including investment-grade and high-yield corporate bonds—outperformed government issues. Both categories were helped by the improving outlook for economic growth and corporate earnings, as well as investors’ elevated demand for yield.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Investors Trust

2	Your fund at a glance
3	Portfolio summary
6	Fund's investments
20	Financial statements
24	Financial highlights
25	Notes to financial statements
35	Additional information
36	Shareholder meeting
37	More information
SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate income for distribution to its shareholders, with capital appreciation as a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The Bloomberg Barclays Government/Credit Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
2	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2021 (% of total investments)

QUALITY COMPOSITION AS OF 4/30/2021 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	3

COUNTRY COMPOSITION AS OF 4/30/2021 (% of total investments)
United States	73.0
Canada	3.3
France	3.2
Luxembourg	2.8
Japan	2.8
United Kingdom	2.5
Mexico	2.5
Netherlands	1.4
Ireland	1.2
Argentina	1.1
Other countries	6.2
TOTAL	100.0
Notes about risk
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments.
Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market’s perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. The fund’s use of leverage creates additional risks, including greater volatility of the fund’s NAV, market price, and returns. There is no assurance that the fund’s leverage strategy will be successful. In addition, in volatile market environments the fund could be required to sell securities in its portfolio in order to comply with regulatory or other debt compliance requirements, which could negatively impact the fund’s performance.
The fund has significant exposure to the communication services, consumer discretionary, energy, and financials sectors. Focusing on a particular sector may increase the fund's volatility and make it more susceptible to market, economic, and regulatory risks as well as other factors affecting those sectors. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of fund securities may negatively impact performance.
4	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	5

Fund’s investments
AS OF 4-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 2.0% (1.3% of Total investments)				$3,248,011
(Cost $3,085,006)
U.S. Government Agency 2.0%				3,248,011
Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40	1,088,717	1,198,361
30 Yr Pass Thru	4.000	09-01-41	903,975	999,150
30 Yr Pass Thru	4.000	10-01-41	494,447	546,506
30 Yr Pass Thru	4.000	01-01-42	277,238	306,427

30 Yr Pass Thru	6.500	01-01-39	165,819	197,567
Foreign government obligations 0.3% (0.2% of Total investments)				$536,250
(Cost $537,257)
Argentina 0.3%				536,250

Republic of Argentina Bond (0.125% to 7-9-21, then 2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	0.125	07-09-41	1,500,000	536,250

Corporate bonds 134.5% (88.3% of Total investments)				$219,547,398
(Cost $208,430,972)
Communication services 27.4%				44,693,788
Diversified telecommunication services 5.2%
Connect Finco SARL (A)	6.750	10-01-26	1,110,000	1,159,118
Frontier Communications Corp. (A)(B)(C)	5.875	10-15-27	300,000	318,750
Level 3 Financing, Inc. (A)	4.625	09-15-27	1,245,000	1,283,906
Lumen Technologies, Inc. (A)(B)(C)	4.500	01-15-29	950,000	935,750
Radiate Holdco LLC (A)(B)(C)	4.500	09-15-26	365,000	371,388
Radiate Holdco LLC (A)	6.500	09-15-28	555,000	577,788
Telecom Argentina SA (A)	6.500	06-15-21	1,800,000	1,786,518
Telecom Argentina SA (A)	8.000	07-18-26	350,000	311,500
Telecom Italia Capital SA	6.000	09-30-34	1,560,000	1,755,858
Entertainment 1.1%
Cinemark USA, Inc. (A)	8.750	05-01-25	750,000	816,563
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	955,000	957,388
Interactive media and services 1.0%
ANGI Group LLC (A)(B)(C)	3.875	08-15-28	280,000	278,250
Cars.com, Inc. (A)	6.375	11-01-28	750,000	783,615
Match Group Holdings II LLC (A)	5.625	02-15-29	500,000	540,000
Media 11.2%
Altice Financing SA (A)	5.000	01-15-28	760,000	749,550
Altice Financing SA (A)	7.500	05-15-26	1,300,000	1,350,635
Altice France Holding SA (A)(B)(C)	6.000	02-15-28	710,000	704,533
Altice France Holding SA (A)(B)(C)	10.500	05-15-27	500,000	563,230
6	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Cable One, Inc. (A)(B)(C)	4.000	11-15-30		456,000	$449,160
CCO Holdings LLC (A)(B)(C)	5.000	02-01-28		630,000	658,350
CCO Holdings LLC (A)	5.125	05-01-27		645,000	675,034
Clear Channel Outdoor Holdings, Inc. (A)(B)(C)	7.750	04-15-28		684,000	704,219
Comcast Corp. (C)	3.300	04-01-27		820,000	899,953
CSC Holdings LLC (A)(B)(C)	5.500	04-15-27		1,245,000	1,305,468
CSC Holdings LLC (A)(B)(C)	7.500	04-01-28		855,000	941,569
Grupo Televisa SAB (B)(C)	4.625	01-30-26		725,000	809,191
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,186,914
iHeartCommunications, Inc. (B)(C)	8.375	05-01-27		1,200,000	1,287,600
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		1,050,000	1,128,750
MDC Partners, Inc. (A)(B)(C)	7.500	05-01-24		1,955,000	1,989,056
National CineMedia LLC	5.750	08-15-26		400,000	348,000
Townsquare Media, Inc. (A)	6.875	02-01-26		470,000	489,975
ViacomCBS, Inc. (C)	5.850	09-01-43		1,125,000	1,439,450
WMG Acquisition Corp. (A)(B)(C)	3.000	02-15-31		560,000	525,700
Wireless telecommunication services 8.9%
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	517,348
SoftBank Group Corp.	5.125	09-19-27		1,000,000	1,056,215
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (D)	6.875	07-19-27		4,573,000	4,761,065
Sprint Corp.	7.125	06-15-24		1,750,000	2,021,023
Sprint Corp.	7.875	09-15-23		1,000,000	1,140,000
T-Mobile USA, Inc. (B)(C)	3.375	04-15-29		2,000,000	2,032,500
Turkcell Iletisim Hizmetleri AS	5.750	10-15-25		1,255,000	1,339,130
U.S. Cellular Corp.	6.700	12-15-33		1,395,000	1,743,778
Consumer discretionary 18.9%					30,934,937
Auto components 0.4%
The Goodyear Tire & Rubber Company	5.250	04-30-31		650,000	655,005
Automobiles 4.7%
Ford Motor Company (B)(C)	4.750	01-15-43		683,000	688,703
Ford Motor Credit Company LLC (B)(C)	2.900	02-16-28		280,000	274,400
General Motors Company (C)	5.400	10-02-23		1,150,000	1,271,986
General Motors Company (C)	6.750	04-01-46		1,500,000	2,066,474
General Motors Company (C)	6.800	10-01-27		734,000	922,859
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(C)(D)	5.700	09-30-30		1,000,000	1,117,500
Nissan Motor Company, Ltd. (A)	4.345	09-17-27		1,000,000	1,094,069
Tesla, Inc. (A)(B)(C)	5.300	08-15-25		300,000	310,875
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 2.0%
Garda World Security Corp. (A)	4.625	02-15-27	750,000	$750,000
Sotheby's (A)(B)(C)	7.375	10-15-27	1,130,000	1,217,913
Stena International SA (A)	6.125	02-01-25	800,000	812,000
StoneMor, Inc. (A)	8.500	05-15-29	530,000	535,295
Hotels, restaurants and leisure 7.6%
Bally's Corp. (A)	6.750	06-01-27	1,850,000	1,968,086
Caesars Resort Collection LLC (A)(B)(C)	5.750	07-01-25	280,000	294,776
Dave & Buster's, Inc. (A)(B)(C)	7.625	11-01-25	400,000	432,147
Expedia Group, Inc. (A)(B)(C)	4.625	08-01-27	815,000	916,820
Expedia Group, Inc. (B)(C)	5.000	02-15-26	1,000,000	1,136,211
Full House Resorts, Inc. (A)	8.250	02-15-28	670,000	720,250
Jacobs Entertainment, Inc. (A)(B)(C)	7.875	02-01-24	1,261,000	1,314,593
Life Time, Inc. (A)	5.750	01-15-26	600,000	619,500
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25	390,000	413,888
MGM Resorts International	6.000	03-15-23	610,000	652,700
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	640,000	649,600
New Red Finance, Inc. (A)	4.375	01-15-28	585,000	592,313
Travel + Leisure Company (A)	4.625	03-01-30	639,000	664,560
Travel + Leisure Company	6.600	10-01-25	1,190,000	1,346,312
Travel + Leisure Company (A)(B)(C)	6.625	07-31-26	465,000	533,006
Waterford Gaming LLC (A)(E)(F)	8.625	09-15-14	363,162	0
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	180,000	185,796
Household durables 0.4%
Taylor Morrison Communities, Inc. (A)(B)(C)	5.125	08-01-30	600,000	660,876
Internet and direct marketing retail 1.2%
Prosus NV (A)(B)(C)	4.850	07-06-27	745,000	839,384
Prosus NV (A)	5.500	07-21-25	915,000	1,042,353
Multiline retail 1.4%
Macy's, Inc. (A)(B)(C)	8.375	06-15-25	700,000	772,261
Nordstrom, Inc. (A)(B)(C)	4.250	08-01-31	500,000	506,641
Nordstrom, Inc.	5.000	01-15-44	1,000,000	976,446
Specialty retail 1.0%
Lithia Motors, Inc. (A)(B)(C)	4.375	01-15-31	675,000	710,438
Magic Mergeco, Inc. (A)	5.250	05-01-28	905,000	916,313
Textiles, apparel and luxury goods 0.2%
Hanesbrands, Inc. (A)(B)(C)	5.375	05-15-25	335,000	352,588
Consumer staples 2.1%				3,407,402
Food products 1.8%
JBS Investments II GmbH (A)	5.750	01-15-28	570,000	605,739
Kraft Heinz Foods Company	6.750	03-15-32	1,098,000	1,449,862
8	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28	305,000	$336,263
Post Holdings, Inc. (A)	5.625	01-15-28	510,000	537,413
Household products 0.3%
Edgewell Personal Care Company (A)(B)(C)	5.500	06-01-28	450,000	478,125
Energy 16.4%				26,774,118
Energy equipment and services 1.5%
CSI Compressco LP (A)(B)(C)	7.500	04-01-25	500,000	507,500
CSI Compressco LP (A)	7.500	04-01-25	380,000	385,700
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (A)	10.000	04-01-26	1,215,429	1,081,732
Transocean, Inc. (A)	8.000	02-01-27	655,000	458,136
Oil, gas and consumable fuels 14.9%
Aker BP ASA (A)(B)(C)	4.750	06-15-24	380,000	389,894
Antero Resources Corp. (B)(C)	5.000	03-01-25	735,000	746,025
Antero Resources Corp. (A)	7.625	02-01-29	634,000	687,541
Calumet Specialty Products Partners LP (B)(C)	7.750	04-15-23	700,000	698,250
Cenovus Energy, Inc.	6.750	11-15-39	295,000	373,614
Cheniere Energy Partners LP (B)(C)	4.500	10-01-29	1,620,000	1,690,875
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (D)	7.375	12-15-22	1,000,000	915,000
DCP Midstream Operating LP (B)(C)	5.375	07-15-25	600,000	658,500
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	560,000	506,800
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (B)(C)	5.750	07-15-80	250,000	275,703
Energy Transfer LP (B)(C)	4.200	04-15-27	1,000,000	1,091,912
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	1,285,000	1,310,700
Marathon Petroleum Corp. (C)	4.750	09-15-44	1,500,000	1,681,730
MEG Energy Corp. (A)(B)(C)	5.875	02-01-29	237,000	242,925
Murphy Oil USA, Inc. (A)	3.750	02-15-31	740,000	728,900
Occidental Petroleum Corp. (B)(C)	5.500	12-01-25	450,000	483,750
Occidental Petroleum Corp. (B)(C)	6.375	09-01-28	340,000	380,800
Occidental Petroleum Corp.	6.625	09-01-30	340,000	387,600
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(D)	0.000	05-31-21	100,959	1,212
Parkland Corp. (A)	5.875	07-15-27	1,150,000	1,224,520
Parsley Energy LLC (A)(C)	4.125	02-15-28	1,115,000	1,170,750
PBF Holding Company LLC (B)(C)	6.000	02-15-28	1,050,000	792,314
PBF Holding Company LLC (B)(C)	7.250	06-15-25	605,000	515,763
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	6.840	01-23-30		635,000	$652,463
Petroleos Mexicanos	7.470	11-12-26	MXN	31,356,000	1,365,674
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (D)	6.125	11-15-22		1,250,000	1,037,500
Sabine Pass Liquefaction LLC (B)(C)	5.000	03-15-27		1,000,000	1,149,597
SM Energy Company (B)(C)	6.750	09-15-26		390,000	377,325
Southwestern Energy Company (B)(C)	8.375	09-15-28		770,000	846,014
Talos Production, Inc. (A)	12.000	01-15-26		660,000	661,650
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		1,155,000	1,295,749
Financials 23.6%					38,575,682
Banks 14.9%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (C)(D)	6.100	03-17-25		2,760,000	3,094,650
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (D)	6.125	12-15-25		885,000	978,651
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(D)	7.000	08-16-28		1,205,000	1,419,635
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)(C)(D)	5.650	10-06-25		1,000,000	1,106,250
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)(D)	7.875	01-23-24		865,000	977,450
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)(D)	8.125	12-23-25		2,495,000	3,022,069
Freedom Mortgage Corp. (A)(B)(C)	8.250	04-15-25		840,000	871,542
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)(C)(D)	6.500	03-23-28		2,080,000	2,363,400
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (C)(D)	6.875	06-01-21		760,000	759,772
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25		1,410,000	1,567,779
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(D)	6.750	02-01-24		2,000,000	2,222,500
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(D)	7.500	06-27-24		1,165,000	1,316,299
10	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)(C)(D)	6.000	12-29-25	800,000	$884,960
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(D)	7.375	09-13-21	2,470,000	2,514,114
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(C)(D)	5.875	06-15-25	1,065,000	1,186,144
Capital markets 1.0%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) (A)(D)	7.250	09-12-25	1,500,000	1,660,200
Consumer finance 4.5%
Ally Financial, Inc. (B)(C)	5.800	05-01-25	2,000,000	2,335,132
Avation Capital SA (8.250% Cash or 9.000% PIK) (A)	8.250	10-31-26	730,000	591,300
Enova International, Inc. (A)	8.500	09-01-24	465,000	477,788
Enova International, Inc. (A)	8.500	09-15-25	1,200,000	1,248,000
OneMain Finance Corp.	6.875	03-15-25	1,650,000	1,874,813
OneMain Finance Corp.	7.125	03-15-26	725,000	847,344
Insurance 1.9%
Athene Holding, Ltd. (C)	6.150	04-03-30	1,500,000	1,859,141
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) (B)(C)	3.700	10-01-50	600,000	619,500
SBL Holdings, Inc. (A)(B)(C)	5.000	02-18-31	587,000	621,934
Mortgage real estate investment trusts 0.9%
Starwood Property Trust, Inc.	5.000	12-15-21	970,000	979,215
Starwood Property Trust, Inc. (A)	5.500	11-01-23	500,000	525,000
Thrifts and mortgage finance 0.4%
PennyMac Financial Services, Inc. (A)	4.250	02-15-29	680,000	651,100
Health care 7.9%				12,831,351
Health care providers and services 5.7%
Centene Corp.	2.500	03-01-31	885,000	846,140
Centene Corp. (B)(C)	3.000	10-15-30	980,000	972,650
Centene Corp.	3.375	02-15-30	515,000	516,931
Centene Corp.	4.625	12-15-29	400,000	433,000
Centene Corp. (A)(B)(C)	5.375	06-01-26	1,000,000	1,041,800
DaVita, Inc. (A)	3.750	02-15-31	440,000	418,000
Encompass Health Corp. (B)(C)	4.750	02-01-30	600,000	630,000
HCA, Inc. (C)	5.250	04-15-25	1,000,000	1,149,494
HCA, Inc. (C)	5.500	06-15-47	1,760,000	2,207,138
Team Health Holdings, Inc. (A)	6.375	02-01-25	1,240,000	1,094,300
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 2.2%
Bausch Health Americas, Inc. (A)(B)(C)	9.250	04-01-26	1,000,000	$1,107,700
Bausch Health Companies, Inc. (A)	7.000	01-15-28	900,000	978,750
Catalent Pharma Solutions, Inc. (A)	3.125	02-15-29	290,000	280,575
Jazz Securities DAC (A)	4.375	01-15-29	378,000	386,505
Organon Finance 1 LLC (A)(B)(C)	4.125	04-30-28	750,000	768,368
Industrials 15.6%				25,546,455
Aerospace and defense 0.9%
Bombardier, Inc. (A)(B)(C)	7.875	04-15-27	1,530,000	1,526,175
Air freight and logistics 0.3%
Watco Companies LLC (A)	6.500	06-15-27	450,000	479,250
Airlines 4.6%
American Airlines 2013-1 Class A Pass Through Trust	4.000	07-15-25	447,415	413,859
American Airlines Group, Inc. (A)(B)(C)	5.000	06-01-22	900,000	893,250
American Airlines, Inc. (A)(B)(C)	11.750	07-15-25	1,100,000	1,377,750
Delta Air Lines, Inc. (A)(C)	4.500	10-20-25	700,000	750,856
Delta Air Lines, Inc. (A)	7.000	05-01-25	1,000,000	1,162,837
Delta Air Lines, Inc. (B)(C)	7.375	01-15-26	900,000	1,057,162
United Airlines 2020-1 Class A Pass Through Trust (C)	5.875	10-15-27	466,309	513,536
United Airlines 2020-1 Class B Pass Through Trust (C)	4.875	01-15-26	389,171	404,737
United Airlines, Inc. (A)	4.625	04-15-29	825,000	857,340
Virgin Australia Holdings Pty, Ltd. (A)(E)	8.125	11-15-24	1,100,000	101,750
Building products 0.2%
Builders FirstSource, Inc. (A)	5.000	03-01-30	370,000	392,663
Commercial services and supplies 1.6%
Allied Universal Holdco LLC (A)	6.625	07-15-26	1,100,000	1,163,250
Cimpress PLC (A)	7.000	06-15-26	1,300,000	1,368,250
LSC Communications, Inc. (A)(E)	8.750	10-15-23	2,100,000	63,000
Construction and engineering 1.7%
AECOM	5.125	03-15-27	650,000	723,125
MasTec, Inc. (A)(B)(C)	4.500	08-15-28	450,000	469,125
Picasso Finance Sub, Inc. (A)(B)(C)	6.125	06-15-25	472,000	502,090
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	1,000,000	1,032,500
Electrical equipment 0.4%
WESCO Distribution, Inc. (A)(B)(C)	7.250	06-15-28	535,000	593,850
Industrial conglomerates 0.5%
General Electric Company (B)(C)	4.350	05-01-50	700,000	779,391
Machinery 0.8%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	625,000	660,156
12	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Vertical U.S. Newco, Inc. (A)(B)(C)	5.250	07-15-27	600,000	$628,128
Road and rail 2.5%
Uber Technologies, Inc. (A)(B)(C)	6.250	01-15-28	1,865,000	2,026,155
Uber Technologies, Inc. (A)	7.500	09-15-27	600,000	661,662
Uber Technologies, Inc. (A)	8.000	11-01-26	1,350,000	1,460,970
Trading companies and distributors 2.1%
Ashland LLC	6.875	05-15-43	845,000	1,062,588
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	980,000	977,550
Boise Cascade Company (A)	4.875	07-01-30	625,000	662,500
H&E Equipment Services, Inc. (A)	3.875	12-15-28	800,000	781,000
Information technology 7.4%				12,027,806
IT services 2.3%
Rackspace Technology Global, Inc. (A)(B)(C)	5.375	12-01-28	450,000	459,396
Sabre GLBL, Inc. (A)	9.250	04-15-25	1,000,000	1,195,000
Shift4 Payments LLC (A)(B)(C)	4.625	11-01-26	600,000	625,500
Sixsigma Networks Mexico SA de CV (A)(B)(C)	7.500	05-02-25	725,000	633,469
Twilio, Inc.	3.875	03-15-31	735,000	754,294
Semiconductors and semiconductor equipment 0.3%
ON Semiconductor Corp. (A)(B)(C)	3.875	09-01-28	500,000	514,687
Software 0.2%
BY Crown Parent LLC (A)(B)(C)	4.250	01-31-26	305,000	319,488
Technology hardware, storage and peripherals 4.6%
CDW LLC	3.250	02-15-29	335,000	332,069
Dell International LLC (A)(C)	8.350	07-15-46	1,600,000	2,507,495
Seagate HDD Cayman (B)(C)	4.875	06-01-27	549,000	610,790
Seagate HDD Cayman (B)(C)	5.750	12-01-34	1,700,000	1,946,160
Xerox Corp.	6.750	12-15-39	650,000	718,708
Xerox Holdings Corp. (A)(B)(C)	5.500	08-15-28	1,350,000	1,410,750
Materials 7.8%				12,653,482
Chemicals 2.7%
Orbia Advance Corp. SAB de CV (A)(B)(C)	5.500	01-15-48	835,000	948,769
The Chemours Company (A)(B)(C)	5.750	11-15-28	1,500,000	1,593,480
The Scotts Miracle-Gro Company	4.500	10-15-29	720,000	756,000
Trinseo Materials Operating SCA (A)	5.125	04-01-29	1,100,000	1,116,500
Containers and packaging 0.9%
Owens-Brockway Glass Container, Inc. (A)(B)(C)	6.625	05-13-27	750,000	810,000
Sealed Air Corp. (A)	6.875	07-15-33	500,000	623,750
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	13

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining 3.7%
First Quantum Minerals, Ltd. (A)(B)(C)	6.875	10-15-27		1,400,000	$1,536,500
Freeport-McMoRan, Inc.	4.250	03-01-30		550,000	591,250
Freeport-McMoRan, Inc.	5.450	03-15-43		1,100,000	1,343,045
Novelis Corp. (A)(B)(C)	4.750	01-30-30		810,000	842,400
QVC, Inc.	5.950	03-15-43		1,000,000	995,000
United States Steel Corp.	6.875	03-01-29		670,000	699,313
Paper and forest products 0.5%
Norbord, Inc. (A)	6.250	04-15-23		735,000	797,475
Real estate 1.9%					3,057,273
Equity real estate investment trusts 0.8%
GLP Capital LP (C)	5.375	04-15-26		815,000	921,954
VICI Properties LP (A)	4.625	12-01-29		350,000	363,444
Real estate management and development 1.1%
Realogy Group LLC (A)(B)(C)	5.750	01-15-29		690,000	715,875
WeWork Companies, Inc. (A)	7.875	05-01-25		1,100,000	1,056,000
Utilities 5.5%					9,045,104
Electric utilities 2.5%
Instituto Costarricense de Electricidad (A)	6.375	05-15-43		1,595,000	1,379,675
NRG Energy, Inc. (A)	3.375	02-15-29		275,000	269,156
NRG Energy, Inc. (A)	3.625	02-15-31		430,000	421,272
NRG Energy, Inc.	6.625	01-15-27		1,100,000	1,146,420
Vistra Operations Company LLC (A)(B)(C)	5.500	09-01-26		900,000	929,817
Gas utilities 1.2%
AmeriGas Partners LP (B)(C)	5.750	05-20-27		1,000,000	1,118,200
NGL Energy Operating LLC (A)	7.500	02-01-26		749,000	784,578
Independent power and renewable electricity producers 0.4%
Clearway Energy Operating LLC (A)(B)(C)	4.750	03-15-28		650,000	680,641
Multi-utilities 1.4%
Berkshire Hathaway Energy Company (B)(C)	4.050	04-15-25		895,000	997,147

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)(C)(D)	4.875	10-15-25		1,205,000	1,318,198
Convertible bonds 1.8% (1.2% of Total investments)					$2,928,257
(Cost $2,502,039)
Communication services 1.2%					1,980,557
Entertainment 0.5%
WildBrain, Ltd. (A)	5.875	09-30-24	CAD	999,000	796,494
14	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.7%
DISH Network Corp.	3.375	08-15-26	1,125,000	$1,184,063
Information technology 0.6%				947,700
IT services 0.6%

Sabre GLBL, Inc.	4.000	04-15-25	450,000	947,700
Term loans (G) 5.2% (3.4% of Total investments)				$8,463,008
(Cost $8,550,697)
Communication services 0.6%				1,031,266
Entertainment 0.3%
Playtika Holding Corp., 2021 Term Loan (1 month LIBOR + 2.750%)	2.863	03-13-28	545,000	541,866
Media 0.3%
Hoya Midco LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	06-30-24	494,029	489,400
Consumer discretionary 1.9%				3,100,587
Auto components 0.5%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	8.500	09-02-24	814,421	799,151
Diversified consumer services 1.0%
Sotheby's, Term Loan B (3 month LIBOR + 4.750%)	5.500	01-15-27	1,688,692	1,700,310
Hotels, restaurants and leisure 0.4%
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	12-16-24	599,250	601,126
Energy 0.3%				448,201
Oil, gas and consumable fuels 0.3%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	10.000	11-01-25	405,000	448,201
Health care 0.5%				786,000
Health care providers and services 0.5%
U.S. Renal Care, Inc., 2021 Term Loan B (H)	TBD	06-26-26	800,000	786,000
Industrials 0.0%				0
Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (E)(F)	0.000	07-13-21	51,038	0
Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (E)(F)	0.000	03-13-22	514,063	0
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Information technology 1.9%				$3,096,954
Software 1.3%
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26	2,155,000	2,194,070
Technology hardware, storage and peripherals 0.6%

Vericast Corp., Term Loan B7 (3 month LIBOR + 4.750%)	5.750	11-03-23	982,923	902,884
Collateralized mortgage obligations 0.1% (0.1% of Total investments)				$113,261
(Cost $104,340)
Commercial and residential 0.1%				91,401
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	2,272,465	23,806
Series 2007-4, Class ES IO	0.350	07-19-47	2,506,175	33,535
Series 2007-6, Class ES IO (A)	0.343	08-19-37	2,395,626	34,060
U.S. Government Agency 0.0%				21,860
Government National Mortgage Association
Series 2012-114, Class IO	0.690	01-16-53	862,362	21,860
Asset backed securities 0.0% (0.0% of Total investments)				$15,116
(Cost $16,043)
Asset backed securities 0.0%				15,116
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	15,709	15,116

	Shares	Value
Common stocks 0.3% (0.2% of Total investments)		$551,853
(Cost $1,128,666)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(I)	34,014	0
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (F)(I)	82,159	0
Utilities 0.3%		551,853
Multi-utilities 0.3%

Dominion Energy, Inc.	5,350	551,853
16	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 5.5% (3.6% of Total investments)		$9,010,153
(Cost $8,064,664)
Communication services 0.5%		805,590
Media 0.5%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	686	805,590
Energy 0.6%		966,344
Oil, gas and consumable fuels 0.6%
Energy Transfer LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%) (B)(C)	39,800	966,344
Financials 0.6%		1,074,572
Banks 0.6%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.983% (J)	41,910	1,074,572
Information technology 1.5%		2,464,065
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc., 8.000%	1,700	2,464,065
Utilities 2.3%		3,699,582
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125%	25,450	1,302,531
NextEra Energy, Inc., 6.219%	13,533	683,011
The Southern Company, 6.750%	8,309	435,392
Multi-utilities 0.8%
DTE Energy Company, 6.250%	25,200	1,278,648

	Par value^	Value
Short-term investments 2.6% (1.7% of Total investments)		$4,243,000
(Cost $4,243,000)
Repurchase agreement 2.6%		4,243,000
Repurchase Agreement with State Street Corp. dated 4-30-21 at 0.000% to be repurchased at $4,243,000 on 5-3-21, collateralized by $4,331,600 U.S. Treasury Notes, 0.125% due 4-30-23 (valued at $4,327,879)	4,243,000	4,243,000

Total investments (Cost $236,662,684) 152.3%	$248,656,307
Other assets and liabilities, net (52.3%)	(85,406,025)
Total net assets 100.0%	$163,250,282

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	17

Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $118,925,907 or 72.8% of the fund's net assets as of 4-30-21.
(B)	All or a portion of this security is on loan as of 4-30-21, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-21 was $93,189,421. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $60,189,309.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Non-income producing security.
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
18	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	759,293	CAD	961,000	MSCS	5/19/2021	—	$(22,569)
USD	2,977,261	MXN	64,274,056	GSI	5/19/2021	—	(190,426)
						—	$(212,995)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $237,545,941. Net unrealized appreciation aggregated to $10,897,371, of which $17,231,327 related to gross unrealized appreciation and $6,333,956 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $236,662,684)	$248,656,307
Cash	275
Foreign currency, at value (Cost $364)	374
Collateral segregated at custodian for OTC derivative contracts	260,000
Dividends and interest receivable	3,268,591
Receivable for investments sold	675,035
Other assets	230,059
Total assets	253,090,641
Liabilities
Unrealized depreciation on forward foreign currency contracts	212,995
Liquidity agreement	86,900,000
Payable for investments purchased	2,568,000
Interest payable	51,528
Payable to affiliates
Accounting and legal services fees	8,781
Trustees' fees	72
Other liabilities and accrued expenses	98,983
Total liabilities	89,840,359
Net assets	$163,250,282
Net assets consist of
Paid-in capital	$170,053,998
Total distributable earnings (loss)	(6,803,716)
Net assets	$163,250,282

Net asset value per share
Based on 8,707,025 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$18.75
20	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-21 (unaudited)

Investment income
Interest	$6,831,030
Dividends	306,393
Less foreign taxes withheld	(186)
Total investment income	7,137,237
Expenses
Investment management fees	658,336
Interest expense	317,077
Accounting and legal services fees	15,737
Transfer agent fees	28,051
Trustees' fees	33,931
Custodian fees	15,972
Printing and postage	28,772
Professional fees	52,395
Stock exchange listing fees	11,745
Other	6,143
Total expenses	1,168,159
Less expense reductions	(10,217)
Net expenses	1,157,942
Net investment income	5,979,295
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,938,306
Forward foreign currency contracts	3,362
2,941,668
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	11,437,431
Forward foreign currency contracts	(177,966)
11,259,465
Net realized and unrealized gain	14,201,133
Increase in net assets from operations	$20,180,428
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	21

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$5,979,295	$11,049,731
Net realized gain (loss)	2,941,668	(7,108,452)
Change in net unrealized appreciation (depreciation)	11,259,465	(3,290,556)
Increase in net assets resulting from operations	20,180,428	650,723
Distributions to shareholders
From earnings	(5,882,467)	(11,722,269)
Total distributions	(5,882,467)	(11,722,269)
Total increase (decrease)	14,297,961	(11,071,546)
Net assets
Beginning of period	148,952,321	160,023,867
End of period	$163,250,282	$148,952,321
Share activity
Shares outstanding
Beginning of period	8,707,025	8,707,025
End of period	8,707,025	8,707,025
22	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS For the six months ended   4-30-21 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$20,180,428
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(61,568,352)
Long-term investments sold	64,704,965
Net purchases and sales in short-term investments	(3,853,956)
Net amortization of premium (discount)	(12,211)
(Increase) Decrease in assets:
Unrealized appreciation on forward foreign currency contracts	4,387
Foreign currency, at value	(374)
Cash segregated at custodian for OTC derivative contracts	(260,000)
Dividends and interest receivable	210,594
Receivable for investments sold	(386,024)
Other assets	(3,687)
Increase (Decrease) in liabilities:
Unrealized depreciation on forward foreign currency contracts	173,579
Payable for investments purchased	1,316,030
Interest payable	(4,329)
Payable to affiliates	3,278
Other liabilities and accrued expenses	(12,847)
Net change in unrealized (appreciation) depreciation on:
Investments	(11,441,586)
Net realized (gain) loss on:
Investments	(3,005,229)
Net cash provided by operating activities	$6,044,666
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(5,882,467)
Decrease in due to custodian	(161,924)
Net cash used in financing activities	$(6,044,391)
Net increase in cash	$275
Cash at beginning of period	—
Cash at end of period	$275
Supplemental disclosure of cash flow information:
Cash paid for interest	$(321,406)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	23

Financial highlights
Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$17.11	$18.38	$16.99	$18.81	$18.11	$17.20
Net investment income[2]	0.69	1.27	1.19	1.21	1.28	1.32
Net realized and unrealized gain (loss) on investments	1.63	(1.19)	1.40	(1.79)	0.72	0.96
Total from investment operations	2.32	0.08	2.59	(0.58)	2.00	2.28
Less distributions
From net investment income	(0.68)	(1.35)	(1.20)	(1.24)	(1.30)	(1.39)
Anti-dilutive impact of repurchase plan	—	—	—	—	—	0.02[3]
Net asset value, end of period	$18.75	$17.11	$18.38	$16.99	$18.81	$18.11
Per share market value, end of period	$18.48	$15.47	$17.14	$15.51	$17.87	$16.73
Total return at net asset value (%)[4,5]	13.80[6]	1.56	16.56	(2.74)	11.87	14.95
Total return at market value (%)[4]	24.05[6]	(1.53)	19.07	(6.54)	15.05	20.17
Ratios and supplemental data
Net assets, end of period (in millions)	$163	$149	$160	$148	$164	$158
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47[7]	1.91	2.74	2.52	1.95	1.79
Expenses including reductions[8]	1.46[7]	1.90	2.73	2.51	1.94	1.78
Net investment income	7.52[7]	7.42	6.77	6.76	6.96	7.75
Portfolio turnover (%)	25	62	40	52	53	62
Senior securities
Total debt outstanding end of period (in millions)	$87	$87	$87	$87	$87	$87
Asset coverage per $1,000 of debt[9]	$2,879	$2,714	$2,841	$2,702	$2,884	$2,814

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The repurchase plan was completed at an average repurchase price of $13.99 for 84,400 shares for the period ended 10-31-16.
[4]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Expenses including reductions excluding interest expense were 1.06% (annualized), 1.08%, 1.04%, 1.12%, 1.06% and 1.16% for the periods ended 4-30-21, 10-31-20, 10-31-19, 10-31-18, 10-31-17 and 10-31-16, respectively.
[9]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
24	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Investors Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
In 2012, 2015 and 2018, the fund filed registration statements with the Securities and Exchange Commission SEC), in each case registering and/or carrying forward 1,000,000 common shares, through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund’s net asset value (NAV) per common share.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	25

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,248,011	—	$3,248,011	—
Foreign government obligations	536,250	—	536,250	—
Corporate bonds	219,547,398	—	219,547,398	—
Convertible bonds	2,928,257	—	2,928,257	—
Term loans	8,463,008	—	8,463,008	—
Collateralized mortgage obligations	113,261	—	113,261	—
Asset backed securities	15,116	—	15,116	—
Common stocks	551,853	$551,853	—	—
Preferred securities	9,010,153	8,204,563	805,590	—
Short-term investments	4,243,000	—	4,243,000	—
Total investments in securities	$248,656,307	$8,756,416	$239,899,891	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(212,995)	—	$(212,995)	—
Level 3 includes securities valued at $0. Refer to Fund's investments.
The fund holds liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2021, the liability for the fund's Liquidity agreement on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued
26	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	27

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2020, the fund has a short-term capital loss carryforward of $3,670,337 and a long-term capital loss carryforward of $18,005,385 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion on debt securities.
28	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $3.4 million to $3.9 million as measured at each quarter end.
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	29

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	—	$(212,995)
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$3,362
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(177,966)
Note 4—Guarantees and indemnifications
Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering of the fund.The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of (a) 0.650% of the ﬁrst $150 million of the fund’s average daily managed assets (net assets plus borrowings under the Liquidity Agreement (see Note 8)), (b) 0.375% of the next $50 million of the fund’s average daily managed assets, (c) 0.350% of the next $100 million of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
30	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $10,217 for the six months ended April 30, 2021.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.53% of the fund's average daily managed net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.01% of the fund's average daily managed net assets.
Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1.00% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2021 and the year ended October 31, 2020, there was no compensation paid to the Distributor. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
On December 10, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2021 and December 31, 2021, up to of its outstanding common shares as of December 31, 2020. The current share repurchase plan will remain in effect between January 1, 2021 and December 31, 2021.
During the six months ended April 30, 2021 and the year ended October 31, 2020, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases are included on the Financial highlights.
Transactions in common shares, if any, are presented in the Statements of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $248,706 have been prepaid by the fund. As of April 30, 2021, $44,629 has been deducted from proceeds of shares issued and the remaining $204,077 is included in Other assets on the Statement of assets and liabilities.
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	31

Note 7—Leverage risk
The fund utilizes a Liquidity Agreement (LA) to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund’s investments may subject the fund to greater risk of loss than would reinvestment of collateral in short term highly rated investments.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 8—Liquidity Agreement
The fund has entered into a Liquidity Agreement (LA) with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $86.9 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2021 are shown in the Statement of assets and liabilities as the Liquidity agreement.
The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund’s authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit.
Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund’s losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral
32	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.
Interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.600% and is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2021, the fund had an aggregate balance of $86,900,000 at an interest rate of 0.71%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2021, the average balance of the LA and the effective average interest rate were $86,900,000 and 0.74%, respectively.
The fund may terminate the LA with 60 days’ notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days’ notice prior to terminating the LA.
Due to the anticipated discontinuation of LIBOR, as discussed in Note 9, the LA may be amended to remove LIBOR as the reference rate for interest and to replace LIBOR with an alternative reference rate for interest mutually agreed upon by the fund and SSB. However, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate and the potential effect of a transition away from LIBOR on the fund and/or the LA cannot yet be fully determined.
Note 9—LIBOR Discontinuation Risk
The LA utilizes LIBOR as the reference or benchmark rate for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. Before the end of 2021, it is expected that market participants such as the fund and SSB will transition to the use of alternative reference or benchmark rates. However, although regulators have encouraged the development and adoption of alternative rates, such as the Secured Overnight Financing Rate ("SOFR"), the future of LIBOR or any replacement rate remains uncertain.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on the LA remains uncertain. It is expected that market participants will amend financial instruments referencing LIBOR, such as the LA, to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight US Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.
As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a
SEMIANNUAL REPORT | JOHN HANCOCK Investors Trust	33

benchmark interest rate. The use of an alternative reference rate, or the transition process to an alternative reference rate, may result in increases to the interest paid by the fund pursuant to the LA and, therefore, may adversely affect the fund's performance.
Note 10—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $61,568,352 and $64,704,965, respectively, for the six months ended April 30, 2021.
Note 11—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 12—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 13—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
34	JOHN HANCOCK Investors Trust | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
Investment objective and policy
The fund is a diversified, closed-end, management investment company, common shares of which were initially offered to the public in January 1971. The fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the fund’s assets are invested in a diversified portfolio of debt securities issued by U.S. and non-U.S. corporations and governments, some of which may carry equity features. Up to 50% of the value of the fund’s assets may be invested in restricted securities acquired through private placements. The fund may also invest in repurchase agreements. The fund utilizes a liquidity agreement to increase its assets available for investments.
Dividends and distributions
During the six months ended April 30, 2021, distributions from net investment income totaling $0.6756 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
December 31, 2020	$0.3547
March 31, 2021	0.3209
Total	$0.6756
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 505000
Louisville, KY 40233
Registered or Overnight Mail:
Computershare
462 South 4th Street, Suite 1600
Louisville, KY 40202
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	35

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Tuesday, February 16, 2021. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 16, 2021.
Proposal: To elect thirteen (13) Trustees to serve until their respective successors have been duly elected and qualified.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	6,168,761.000	176,741.000
James R. Boyle	6,182,528.000	162,974.000
Peter S. Burgess	6,176,538.000	168,964.000
William H. Cunningham	6,110,581.000	234,921.000
Grace K. Fey	6,173,940.000	171,562.000
Deborah C. Jackson	6,173,958.000	171,544.000
Hassell H. McClellan	6,175,457.000	170,045.000
James M. Oates*	6,173,089.000	172,413.000
Steven R. Pruchansky	6,113,305.000	232,197.000
Frances G. Rathke	6,186,211.000	159,291.000
Gregory A. Russo	6,121,481.000	224,021.000

Non-Independent Trustee
Andrew G. Arnott	6,180,375.000	165,127.000
Marianne Harrison	6,167,986.000	177,516.000
*Mr. Oates retired as Trustee effective April 30, 2021.
36	JOHN HANCOCK INVESTORS TRUST | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
John F. Addeo, CFA
Jeffrey N. Given, CFA
Dennis F. McCafferty, CFA
Distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: JHI

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O.Box 505000 Louisville, KY 40233	Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202
SEMIANNUAL REPORT | JOHN HANCOCK INVESTORS TRUST	37

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
MF1639994	P5SA 4/21
6/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

  (a)Not applicable.

(b)

			Total number of	Maximum number of
	Total number of	Average price per	shares purchased	shares that may yet
			as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans*
Nov-20	-	-	-	870,703
Dec-20	-	-	-	870,703

Jan-21	-	-	-	870,703
Feb-21	-	-	-	870,703
Mar-21	-	-	-	870,703
Apr-21	-	-	-	870,703
Total	-	-

* In December 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2020. The current share plan will remain in effect between January 1, 2021 and December 31, 2021.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 8 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 23, 2021
By:	/s/ Andrew Arnott
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 23, 2021